Appendix 3 Details of Due Dates of Payments to Suppliers (Tables)	12 Months Ended
Dec. 31, 2025
APPENDIX 3 DETAILS OF DUE DATES OF PAYMENTS TO SUPPLIERS
Summary of Details of Due Dates of Payments to Suppliers

	12-31-2025				12-31-2024				01-01-2024
	Goods	Services	Other	Total	Goods	Services	Other	Total	Goods	Services	Other	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Suppliers with Payments Up-to-Date
Up to 30 days	128,121	833,083	438,638	1,399,842	207,663	775,730	345,939	1,329,332	125,405	837,978	254,724	1,218,107
Between 31 and 60 days	36	47	163	246	6,125	24	1,961	8,110	10,194	8,090	31,274	49,558
Between 61 and 90 days	2,137	817	819	3,773	42,625	12,825	57,913	113,363	19,878	19,050	203,548	242,476
Between 91 and 120 days	—	—	—	—	—	—	—	—	—	—	—	—
Between 121 and 365 days	—	—	—	—	—	—	—	—	—	71	—	71
More than 365 days	189	—	985,379	985,568	—	—	969,141	969,141	—	331	678,621	678,952
Total	130,483	833,947	1,424,999	2,389,429	256,413	788,579	1,374,954	2,419,946	155,477	865,520	1,168,167	2,189,164

Average payment period for accounts up-to-date	33	30	34		30	29	30		29	28	29

	12-31-2025				12-31-2024				01-01-2024
	Goods	Services	Other	Total	Goods	Services	Other	Total	Goods	Services	Other	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Suppliers Details
Suppliers for energy purchase	—	263,650	1,413,515	1,677,165	—	259,192	1,301,258	1,560,450	—	223,901	792,527	1,016,428
Suppliers for the purchase of fuels and gas	—	133,292	—	133,292	—	189,894	—	189,894	—	291,369	—	291,369
Payables for goods and services	5,347	437,005	—	442,352	151,445	339,493	—	490,938	61,315	350,250	—	411,565
Payables for the purchase of assets	125,136	—	11,484	136,620	104,968	—	73,696	178,664	94,162	—	375,640	469,802
Total	130,483	833,947	1,424,999	2,389,429	256,413	788,579	1,374,954	2,419,946	155,477	865,520	1,168,167	2,189,164